Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

20. Subsequent Events

Newbuildings

On January 29, 2013, the Company took delivery of its third Handysize drybulk vessel; the M/V Priceless Seas as discussed in Notes 4, 5 and 9.

Credit Facilities

The Company finalized the documentation with all of its lenders and completed its debt restructuring as discussed in Note 9. Subsequent to December 31, 2012, upon the finalization of the documentation with all of the Company’s lenders, the Company’s right to repurchase the 4,901,961 newly-issued Class A Common shares in relation to the private placement dated December 24, 2012, was terminated (refer to Note 12).

Loan to Affiliate

In February 2013, Box Ships prepaid an amount of $1,000,000 of the unsecured loan that was granted on May 27, 2011, and reduced the outstanding balance of the respective loan to $13,000,000.

In addition, on March 11, 2013, the Company agreed to amend the terms of the loan agreement. Pursuant to the amended agreement, the Company agreed to extend the maturity of the loan for one year, from April 19, 2013 to April 19, 2014. During the remaining term of the loan, Box Ships is required to make quarterly principal installment payments in the amount of $1,000,000 each, commencing on April 19, 2013, with a final balloon payment of $9,000,000 due on the maturity date. In consideration for the amendment of the loan agreement, Box Ships agreed to pay an amendment fee of $65,000 and to increase the margin from 4.0% to 5.0%.